Related Party Disclosures - Other transactions with key management personnel (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Disclosures
Research and development expenses	€ 183,760	€ 175,618	€ 144,558
General and administrative expense	81,280	93,887	239,093
Selling expense	10,759	12,929	17,189
Finance income	15,335	30,322	11,288
Finance expenses	131,059	1,995	20,201
Purchase of property, plant and equipment	28,671	8,942	€ 17,099
Current trade payables	22,540	19,195
Non current prepaid expenses	7,998	4,069
Key management
Related Party Disclosures
Research and development expenses	2	17
General and administrative expense	46
Selling expense		289
Finance income		7
Finance expenses		6
Purchase of property, plant and equipment	19	24
Current trade payables	46	20
Non current trade payables	0	149
Non current prepaid expenses	€ 0	€ 1
Shares in exchange returned	350,000	950,000
Non-cancelable commitment	€ 226	€ 0